NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

Supplement dated July 12, 2018
to the Prospectus dated April 30, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

American Funds NVIT Growth-Income Fund

1.	The table under the section entitled "Portfolio Managers" on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Donald D. O'Neal	Partner – Capital International Investors, a division of Capital Research	Since 2005
J. Blair Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2006
Claudia P. Huntington	Partner – Capital Research Global Investors, a division of Capital Research	Since 1994
William L. Robbins	Partner – Capital International Investors, a division of Capital Research	Since 2011
Dylan Yolles	Partner – Capital International Investors, a division of Capital Research	Since 2005
S. Keiko McKibben	Partner – Capital Research Global Investors, a division of Capital Research	Since 2014

2.	The information under the section entitled "Master Growth-Income Fund Team Members" on page 39 of the Prospectus is hereby deleted in its entirety and replaced with the following:
Donald D. O'Neal is a Partner of Capital International Investors. Mr. O'Neal has been an investment professional for the past 33 years. Mr. O'Neal has been a portfolio manager for the Master Growth-Income Fund for 13 years.
Claudia P. Huntington is a Partner of Capital Research Global Investors. Ms. Huntington has been employed in the investment management area of Capital Research or its affiliates for the past 43 years. Ms. Huntington has been a portfolio manager for the Master Growth-Income Fund for the past 24 years and previously served as an investment analyst on the Master Growth-Income Fund for five years.
J. Blair Frank is a Partner of Capital Research Global Investors. Mr. Frank has been employed by Capital Research or its affiliates for the past 24 years. Mr. Frank has been a portfolio manager for the Master Growth-Income Fund for 12 years.

William L. Robbins is a Partner of Capital International Investors. Mr. Robbins has been employed by Capital Research or its affiliates for the past 23 years. Mr. Robbins has been a portfolio manager for the Master Growth-Income Fund for six years and previously served as an investment analyst for 12 years.
Dylan Yolles is a Partner of Capital International Investors. Mr. Yolles has been employed by Capital Research or its affiliates for the past 18 years. Mr. Yolles has been a portfolio manager for the Master Growth-Income Fund for 13 years and previously served as an investment analyst for five years.
S. Keiko McKibben is a Partner of Capital Research Global Investors. Ms. McKibben has been employed by Capital Research or its affiliates for the past 20 years. Ms. McKibben has been a portfolio manager for the Master Growth-Income Fund for four years and previously served as an investment analyst for 10 years.

American Funds NVIT Asset Allocation Fund

1.	The table under the section entitled "Portfolio Managers" on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Alan N. Berro	Partner – Capital World Investors, a division of Capital Research	Since 2000
Jeffrey T. Lager	Partner – Capital International Investors, a division of Capital Research	Since 2007
James R. Mulally	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2006
David A. Daigle	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2009
John R. Queen	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2016
Peter Eliot	Partner – Capital International Investors, a division of Capital Research	Since 2016
Jin Lee	Partner – Capital World Investors, a division of Capital Research	Since 2018

2.	The information under the section entitled "Master Asset Allocation Fund Team Members" on page 39 of the Prospectus is hereby deleted in its entirety and replaced with the following:
Alan N. Berro is a Partner of Capital World Investors. Mr. Berro has been employed with Capital Research or its affiliates for 27 years. Mr. Berro has been an equity portfolio manager for the Master Asset Allocation Fund for the past 18 years.
Jeffrey T. Lager is a Partner of Capital International Investors. Mr. Lager has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Mr. Lager has been an equity portfolio manager for the Master Asset Allocation Fund for 11 years.
James R. Mulally is a Partner of Capital Fixed Income Investors. Mr. Mulally has been employed with Capital Research or its affiliates for the past 38 years. Mr. Mulally has been a fixed-income portfolio manager for the Master Asset Allocation Fund for 12 years.
David A. Daigle is a Partner of Capital Fixed Income Investors. Mr. Daigle has been employed with Capital Research or its affiliates for 24 years. Mr. Daigle has been a fixed-income portfolio manager for the Master Asset Allocation Fund for nine years.

John R. Queen is a Partner of Capital Fixed Income Investors. Mr. Queen has been employed in the investment management area of Capital Research or its affiliates for the past 15 years. Mr. Queen has been a fixed-income portfolio manager for the Master Asset Allocation Fund for two years.
Peter Eliot is a Partner of Capital International Investors. Mr. Eliot has been employed in the investment management area of Capital Research or its affiliates for the past 14 years. Mr. Eliot has been an equity portfolio manager for the Master Asset Allocation Fund for two years.
Jin Lee is a Partner of Capital World Investors. Mr. Lee has been employed in the investment management area of Capital Research or its affiliates for the past 21 years. Mr. Lee has been an equity portfolio manager for the Master Asset Allocation Fund for less than one year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE